Summary of Significant Accounting Policies - Cumulative Effect of Adoption of ASC 842 (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary Of Significant Accounting Policies [Line Items]
Prepaid expenses and other current assets	$ 4,022		$ 10,370	$ 2,188
Operating lease right-of-use assets	22,226
Total assets	110,351		115,962	97,659
Deferred rent			814	308
Operating lease liabilities	1,778
Deferred rent, net of current portion			9,814	732
Operating lease liability, net of current portion	37,102
Total liabilities	$ 154,388		$ 94,011	$ 5,627
ASU 2016-02 | Impact of Adoption
Summary Of Significant Accounting Policies [Line Items]
Prepaid expenses and other current assets		$ (5,910)
Operating lease right-of-use assets		23,186
Total assets		17,276
Deferred rent		(814)
Operating lease liabilities		263
Deferred rent, net of current portion		(9,814)
Operating lease liability, net of current portion		27,641
Total liabilities		17,276
ASU 2016-02 | Effect of Adoption
Summary Of Significant Accounting Policies [Line Items]
Prepaid expenses and other current assets		4,460
Operating lease right-of-use assets		23,186
Total assets		133,238
Operating lease liabilities		263
Operating lease liability, net of current portion		27,641
Total liabilities		$ 111,287